Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Computation of the Income (Loss) and Share Data Used in the Basic and Diluted Earnings Per Share
The computation of the income and share data used in the basic and diluted earnings per share is as follows:

	2019	2018	2017
Basic and diluted earnings per share -
Net income	$247,002	$88,198	$362,599
Weighted-average shares outstanding	42,258	42,182	42,111
Non-vested dividend participating awards	225	274	308

	42,483	42,456	42,419

	5.81	2.08	8.55